PROPERTY AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

As of March 31, 2025 and December 31, 2024, property and equipment, net consist of the following:

	March 31, 2025	December 31, 2024
Land	$2,019,352	$2,008,132
Buildings and facilities attached to buildings	5,535,632	5,373,424
Machinery, equipment and automobiles	4,296,688	4,312,270
Aircraft	3,681,921	3,510,376
Software	5,171,344	4,811,260
Subtotal	20,704,937	20,015,462
Less: accumulated depreciation	(9,726,481)	(8,749,391)
Less: accumulated impairment	(2,455,105)	(2,494,169)
Property and equipment, net	$8,523,351	$8,771,902

As of December 31, 2024 and 2023, property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Land	$2,008,132	$1,799,443
Buildings and facilities attached to buildings	5,373,424	8,412,348
Machinery, equipment and automobiles	4,312,270	5,539,542
Aircraft	3,510,376	4,091,772
Software	4,811,260	3,778,911
Construction in progress	—	591,306
Subtotal	20,015,462	24,213,322
Less: accumulated depreciation	(8,749,391)	(8,231,990)
Less: accumulated impairment	(2,494,169)	(2,399,315)
Property and equipment, net	$8,771,902	$13,582,017